Leases (Notes)	9 Months Ended
Sep. 30, 2019
Leases [Abstract]
Lessee, Operating Leases [Text Block]
Leases
As of September 30, 2019, the Company is lessor for 60 vessel operating leases with commercial shipping pools, of which 54 are owned by the Company.
The following are the Company contracts that fall under ASC 842:
As Lessor: Commercial pool/time charter out contracts
Virtually all of the Company’s vessel revenues are sourced from commercial pools, which along with time charters, fall under ASC 842. As lessor, the Company leases its vessels to pools, which manage the vessels in order to enter into transportation contracts with their customers, direct the use of the vessel, and enjoy the economic benefits derived from such arrangements.   Under the commercial pool agreements, the pool participants share the revenue generated by the entire pool in accordance with a point system that allocates points to each vessel in the pool based upon performance, age and other factors. As a pool participant, the Company accounts for its vessels as assets and records lease revenue each period as the variability associated with lease payments is resolved. Please see Note 4, “Vessels, net”.
As Lessee: Time charter in contracts
At January 1, 2019, the Company’s operating fleet included only one chartered-in vessel, which had a remaining lease term of nine months. In September 2019, the Company exercised its lease extension option for this chartered-in 62,100 dwt, 2017 built Japanese vessel, Ocean Phoenix Tree, for one year at $10,885 per day. During 2019, the Company also entered into operating leases for five additional chartered-in vessels as follows:
In March 2019, the Company became party to a three-way arrangement with simultaneously occurring, back-to-back charters whereby the Company chartered-in a 81,100 dwt, 2019 built Chinese vessel, CL Taizhou, from the vessel owner and simultaneously chartered it out to the Scorpio Kamsarmax Pool, or SKPL, a related party, at identical rates. The hire rate is tied to the BPI at 118% of BPI with an option to convert to a fixed rate.
In May 2019, the Company became party to a second three-way arrangement with the same parties whereby the Company chartered-in another 81,100 dwt, 2019 built Chinese vessel, CL Zhenjiang, from the vessel owner and simultaneously chartered it out to SKPL, at identical rates. The hire rate is tied to the BPI at 118% of BPI with an option to convert to a fixed rate.
In July 2019, the Company became party to a third, three-way arrangement with the same parties whereby the Company chartered-in another 81,100 dwt, 2018 built Chinese vessel, CL Suzhou, from the vessel owner and simultaneously chartered it out to SKPL, at identical rates. The hire rate is tied to the BPI at 120% of BPI with an option to convert to a fixed rate.
In August 2019, the Company became party to a fourth three-way arrangement with the same parties whereby the Company chartered-in another 81,100 dwt, 2015 built Chinese vessel, CL Yangzhou, from the vessel owner and simultaneously chartered it out to SKPL, at identical rates. The hire rate is tied to the BPI at 118% of BPI.
The above charter-in and charter-out agreements were (i) negotiated as a package with the same commercial objective, (ii) with the amount of consideration to be received from the charter-out contract depending on the price and performance of the charter-in contract, and (iii) the rights to use underlying assets conveyed in the contracts involving a single lease component. However, in accordance with the contract combination guidance in ASC 842 requiring that both contracts be entered into either with the same counterparty or with related parties in order to be combined, the respective charter-in and charter-out components of the agreement are accounted for as two separate lease contracts. Accordingly, the Company recognized the required operating lease right-of-use assets and the corresponding lease liabilities on the consolidated balance sheet.
In July 2019, the Company became party to an arrangement whereby the Company chartered-in an 82,000 dwt, 2018 built Chinese vessel, Yangze 11, for 24 months at $12,000 per day and $12,500 per day, for the first and second years, respectively. The lease arrangement contains extension options for $13,000 per day and $14,500 per day for a third and fourth year, respectively. The lease agreement also provides options to purchase the vessel as soon as the end of the first year. At the present time, the Company is not reasonably certain to exercise the renewal or purchase options.
Operating lease right-of-use assets and lease liabilities for charter-in lease terms not qualifying for any exceptions as of September 30, 2019 and January 1, 2019 (in thousands):

Description	Location in Balance Sheet	September 30, 2019	January 1, 2019
Assets:
Right of use assets	Other assets	$47,964	$2,650

Liabilities:
Current portion - operating leases	Accounts payable and accrued expenses	$28,475	$2,650
Non-current portion - operating leases	Other liabilities	$19,489	$—
Maturities of operating lease liabilities for charter-in contracts with initial noncancelable terms in excess of one year at September 30, 2019 are as follows (in thousands):

Year
2019 *	$7,623
2020	29,369
2021	12,920
2022	—
2023	—
Thereafter	—
Total lease payments	$49,912
Less: Imputed interest **	(1,948)
Total present value of operating lease liabilities	$47,964
Less: Short-term portion	(28,475)
Long-term operating lease liabilities	$19,489

*For remaining three months ended December 31, 2019
**Based on incremental borrowing rate of 4.8%
Future minimum lease payments under operating leases for charter-in contracts with noncancelable terms at December 31, 2018 are as follows (in thousands):

Year
2019	$2,690
2020	—
2021	—
2022	—
2023	—
Thereafter	—
Total lease payments	$2,690
The following table summarizes lease cost for the nine months ended September 30, 2019 (in thousands):

Operating lease costs	$3,679
Variable lease costs	$1,994

The following table summarizes other supplemental information about the Company’s operating leases as of September 30, 2019:

Weighted average discount rate	4.8%
Weighted average remaining lease term	1.7 years
Cash paid for the amounts included in the measurement of lease liabilities for operating leases (in thousands)	$—